RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jul. 01, 2022
Related Party [Abstract]
Disclosure of transactions between related parties	The following table summarises the transactions with TCCC that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	1 July 2022	2 July 2021
	€ million	€ million
Amounts affecting revenue[1]	51	22
Amounts affecting cost of sales[2]	(1,910)	(1,438)
Amounts affecting operating expenses[3]	1	4
Total net amount affecting the consolidated income statement	(1,858)	(1,412)
[1] Amounts principally relate to fountain syrup and packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice as well as funding for marketing programmes.
[3] Amounts principally relate to costs associated with new product development initiatives and support funding.

The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position as at the dates presented:

	1 July 2022	31 December 2021
	€ million	€ million
Amount due from TCCC	68	135
Amount payable to TCCC	305	189
The following table summarises the transactions with Cobega that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	1 July 2022	2 July 2021
	€ million	€ million
Amounts affecting revenues[1]	2	—
Amounts affecting cost of sales[2]	(32)	(21)
Amounts affecting operating expenses[3]	(8)	(5)
Total net amount affecting the consolidated income statement	(38)	(26)
[1] Amounts principally relate to packaged product sales.
[2] Amounts principally relate to the purchase of packaging materials.
[3] Amounts principally relate to certain costs associated with maintenance, repair services and rent
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position as at the dates presented:

	1 July 2022	31 December 2021
	€ million	€ million
Amount due from Cobega	5	2
Amount payable to Cobega	27	19